CONSOLIDATED STATEMENTS OF FINANCIAL POSITION € in Thousands, $ in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash and cash equivalents	€ 10,467	€ 8,796
Trade and other receivables	20,072	18,641
Prepaid expenses and other assets	2,624	1,655
Total Current Assets	33,163	29,092
Property and equipment	1,341	640
Right-of-use assets	3,510	3,233
Intangible assets	35,859	38,133
Goodwill	32,722	31,921
Other assets		348
Total Assets	106,595	103,367
Trade payables and other liabilities	19,946	21,846
Income taxes payable	463	917
Lease obligations on right of use assets	882	709
Deferred consideration	1,244	1,513
Derivative liability		471
Convertible debt		2,445
Loans payable	6,579
Total Current Liabilities	29,114	27,901
Deferred income tax liabilities	680	852
Lease obligations on right of use assets	2,815	2,568
Deferred consideration	0	1,426
Other non-current liabilities	487	373
Total Liabilities	33,096	33,120
Share capital	131,729	120,015
Shares to be issued		3,491
Contributed surplus	17,680	19,887
Accumulated deficit	(81,210)	(76,063)
Accumulated other comprehensive income	5,300	2,917
Total Equity	73,499	70,247
Total Liabilities and Equity	€ 106,595	€ 103,367